Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors as discussed within Note 1 - Summary of Significant Accounting Policies.

Management updates historical losses annually in the fourth quarter, or more frequently as deemed appropriate.

With the inclusion of 2013 net charge-off information, management concluded that it was no longer appropriate to calculate the historical loss average with an even allocation across the five-year period. Rather than apply a 20% allocation to each year in the calculation of the historical annualized loss factor, management determined that it was appropriate to more heavily weight those years with higher losses in the historical loss calculation, given the continued uncertainty in the current economic environment. Specifically, rather than applying equal percentages to each year in the historical loss calculation, management applied more weight to the 2009 through 2011 periods compared to the 2012 and 2013 periods.

Management continued to extend the historical loss period to six years in 2014 and seven years in 2015. Due to the same factors that management considered in 2013, management has continued to apply more weight to the 2009 through 2011 periods compared to the 2012 through 2015 periods.

The activity in the allowance for loan losses for the years ended December 31, 2015, 2014, and 2013 is summarized in the following tables.

	Year ended December 31, 2015
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Charge-offs	2,478	348	470	2,352	8,642	—	14,290
Recoveries	(1,373)	(2,241)	(2,092)	(2,438)	(3,295)	(3)	(11,442)
Net charge-offs (recoveries)	1,105	(1,893)	(1,622)	(86)	5,347	(3)	2,848
Provision (Recovery)	$4,080	$(1,504)	$(1,710)	$(1,344)	$5,470	$(2)	$4,990
Ending balance	$13,694	$9,197	$8,564	$13,514	$11,524	1	$56,494

	Year ended December 31, 2014
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Charge-offs	3,779	8,003	1,316	3,944	7,738	—	24,780
Recoveries	(1,003)	(7,759)	(12,572)	(2,985)	(2,671)	(7)	(26,997)
Net charge-offs (recoveries)	2,776	244	(11,256)	959	5,067	(7)	(2,217)
(Recovery) Provision	(723)	(6,847)	(9,459)	1,480	8,223	(7)	(7,333)
Ending balance	$10,719	$8,808	$8,652	$14,772	$11,401	—	$54,352

	Year ended December 31, 2013
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Charge-offs	6,160	1,832	1,791	3,207	6,163	—	19,153
Recoveries	(1,314)	(726)	(9,378)	(6,000)	(2,249)	(2)	(19,669)
Net charge-offs (recoveries)	4,846	1,106	(7,587)	(2,793)	3,914	(2)	(516)
Provision (Recovery)	3,429	5,269	(7,573)	(3,301)	5,593	(2)	3,415
Ending balance	$14,218	$15,899	$6,855	$14,251	$8,245	—	$59,468

Loans collectively evaluated for impairment in the following tables include all performing loans at December 31, 2015 and 2014, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically individually evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment include all impaired loans internally classified as commercial loans at December 31, 2015 and 2014, which are evaluated for impairment in accordance with GAAP (see Note 1 - Summary of Significant Accounting Policies).
The composition of the allowance for loan losses at December 31, 2015 and 2014 was as follows:

	December 31, 2015
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$1,904	$381	$1,356	$550	$—	$—	$4,191
Collectively evaluated for impairment	11,790	8,816	7,208	12,964	11,524	1	52,303
Total ending allowance balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Loan Balance:
Loans individually evaluated for impairment	$30,545	$18,015	$6,716	$25,323	$—	$—	$80,599
Loans collectively evaluated for impairment	925,182	1,095,588	166,629	1,830,120	967,111	2,856	4,987,486
Total ending loan balance	$955,727	$1,113,603	$173,345	$1,855,443	$967,111	$2,856	$5,068,085
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.23%	2.11%	20.19%	2.17%	—%	—%	5.20%
Loans collectively evaluated for impairment	1.27%	0.80%	4.33%	0.71%	1.19%	0.04%	1.05%
Total	1.43%	0.83%	4.94%	0.73%	1.19%	0.04%	1.11%
Recorded Investment:
Loans individually evaluated for impairment	$30,595	$18,025	$6,720	$25,324	$—	$—	$80,664
Loans collectively evaluated for impairment	928,569	1,099,587	167,042	1,833,449	970,143	2,870	5,001,660
Total ending recorded investment	$959,164	$1,117,612	$173,762	$1,858,773	$970,143	$2,870	$5,082,324

	December 31, 2014
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$981	$262	$1,812	$605	$—	$—	$3,660
Collectively evaluated for impairment	9,738	8,546	6,840	14,167	11,401	—	50,692
Total ending allowance balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Loan Balance:
Loans individually evaluated for impairment	$19,103	$21,978	$7,690	$24,905	$—	$—	$73,676
Loans collectively evaluated for impairment	837,432	1,047,659	148,114	1,826,470	893,160	3,171	4,756,006
Total ending loan balance	$856,535	$1,069,637	$155,804	$1,851,375	$893,160	$3,171	$4,829,682
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	5.14%	1.19%	23.56%	2.43%	—%	—%	4.97%
Loans collectively evaluated for impairment	1.16%	0.82%	4.62%	0.78%	1.28%	—%	1.07%
Total	1.25%	0.82%	5.55%	0.80%	1.28%	—%	1.13%
Recorded Investment:
Loans individually evaluated for impairment	$19,106	$21,989	$7,687	$24,930	$—	$—	$73,712
Loans collectively evaluated for impairment	840,647	1,051,194	148,512	1,829,931	896,127	3,188	4,769,599
Total ending recorded investment	$859,753	$1,073,183	$156,199	$1,854,861	$896,127	$3,188	$4,843,311